Notes Receivable (Details)		1 Months Ended				12 Months Ended
	Nov. 22, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Notes Receivable [Line Items]
Notes receivable		$ 100,000	¥ 1,650,000	$ 500,000	$ 100,000
Debt maturity term						90 days
Assesses consideration fair value						$ 153,000,000
Principal repayment						5,141,058
Accrued interest income recognized							$ 4,553,242
Accrued interest						4,603,544	50,301
Allowance for credit losses						90,236,242
Notes receivable, carrying amount						62,226,244
Notes Receivable [Member]
Notes Receivable [Line Items]
Notes receivable						$ 147,858,942	$ 153,000,000
Alpha Mind [Member]
Notes Receivable [Line Items]
Aggregate purchase price	$ 180,000,000
Equity ownership percentage						85.00%
Notes receivable						$ 153,000,000